Equity - Summary of equity surplus explanatory (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Equity Surplus [Line Items]
Regulatory capital	S/ 1,038,017	S/ 963,446
Interseguro [Member]
Disclosure of Equity Surplus [Line Items]
Regulatory capital	1,106,609	1,042,699
Solvency equity (solvency margin)	567,348	559,930
Guarantee fund	198,572	195,975
Surplus	S/ 340,689	S/ 286,794